Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income	$ 1,047,641	$ 1,415,745	$ 1,669,357
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	50,662	21,881	355,738
Amortization of right of use assets	3,167
Loss on disposal of property, plant and equipment	1,413
Accrued interest income from loans, net	(102,418)	(21,699)	(6,525)
Net investment (gain) loss	(208,626)	19,363	(103,375)
(Reversal of) credit losses of receivables and advances to suppliers	(2,325)	(6,442)	(123,754)
Provision for (reversal of ) allowance for obsolete inventories	5,559	2,217	(5,317)
Deferred income tax	339,332	177,029	340,624
Changes in operating assets and liabilities:
Short-term investments – trading securities	(1,696,545)	2,418,675	(2,625,216)
Accounts receivable	567,480	(2,490,725)	(1,100,056)
Accounts receivable – related party	390,197	499,933	578,157
Advances to suppliers	472,219	560,352	(184,369)
Deferred offering cost	(130,134)	60,000	155,915
Inventories	194,872	(57,899)	(276,672)
Prepaid expenses and other current assets	(13,028)	89,583	769,913
Accounts payable	(146,642)	225,198	127,422
Advances from customers	4,632
Deferred revenue	(787,062)	261,856	12,089
Taxes payable	291,578	488,419	327,807
Operating lease liabilities	(3,167)
Due to related parties	(584)	(3,320)	1,062
Accrued expenses and other current liabilities	(340,133)	163,884	(127,375)
Net cash (used in) provided by operating activities	(61,912)	3,824,050	(214,575)
Investing Activities
Advance payment for software development	(339,309)	(117,617)	(25,582)
Loans to third parties	(11,260,542)	(5,498,997)	(356,595)
Repayment from third-party loans	8,830,933	199,463	317,059
Prepayment for office renovation	(150,156)
Purchases of property, plant and equipment	(186,499)
Purchases of held-to-maturity investments	(11,000,000)	(1,932,080)	(1,240,329)
Redemption of held-to-maturity Investments	7,159,018		1,705,453
Net cash (used in) provided by investing activities	(6,946,555)	(7,349,231)	400,006
Financing activities:
Borrowing from third parties		2,749,498
Proceeds from issuance of ordinary shares	15,142,902
Net cash provided by financing activities	15,142,902	2,749,498
Effect of exchange rate changes on cash	(26,058)	(112,465)	44,323
Net increase (decrease) in cash	8,108,377	(888,148)	229,754
Cash at beginning of year	1,203,160	2,091,308	1,861,554
Cash at end of year	9,311,537	1,203,160	2,091,308
Supplemental disclosures of cash flow information:
Cash paid for income taxes	36,504	45,002	32,646
Non-cash transactions:
Deferred offering cost	1,049,367
Operating right-of-use assets recognized for related operating lease liabilities		$ 6,820